Business Combinations (Details)			4 Months Ended	12 Months Ended
	May 25, 2023 USD ($) shares	Jan. 01, 2023 USD ($)	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2024 TWD ($)	Dec. 31, 2025 TWD ($)	Dec. 31, 2024 TWD ($)	Aug. 23, 2024
Acquisition of MG [Member]
Business Combinations [Line Items]
Share percentage	100.00%
Fair value shares				501,789
Fair value of acquired trade receivables				2,633,089
Contractual amount for trade receivables				2,637,301
Loss allowance				4,212
Contributed by MG (in Dollars) | $	$ 15,130,557	$ 45,206,882
Contributed loss before income tax	94,864
Loss before income tax (in Dollars) | $		$ (3,400,794)
Shareholders equivalent amount (in New Dollars) | $	$ 1,903,424
Green Quest [Member]
Business Combinations [Line Items]
Fair value shares				27,934
Fair value of acquired trade receivables				78,816
Fixed consideration				$ 4,625,055			$ 95,000,000
Calendar days				27934 days
Fair value shares				27,934
Equity consideration amounted (in Dollars) | $				$ 4,625,066
Equity consideration shares				27,934
Purchase price amounted (in Dollars) | $				$ 3,184,536
Purchase price shares				19,152
Earn out shares amounted (in Dollars) | $				$ 1,440,519
Earn out shares				8,782
Share Purchase Agreement [Member] | Green Quest [Member]
Business Combinations [Line Items]
Share percentage									100.00%
Purchase price (in Dollars per share) | $ / shares				$ 11.21
Fixed consideration				$ 2,975,258				$ 200,000,000
Calendar days				90 days
Shareholders equivalent amount (in New Dollars) | $								$ 110,000,000
Earn-out consideration per share (in Dollars per share) | $ / shares			$ 11.21		$ 11.21
Earn-out ratio revenue					$ 579,392	$ 18,500,000
Dragon Marketing [Member] | Green Quest [Member]
Business Combinations [Line Items]
Contributed by MG (in Dollars) | $			$ 261,943
Contributed loss before income tax			197,090	(77,946,255)
Operating revenue (in Dollars) | $				$ 48,636,474